Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Earnings Per Share

	2018	2017	2016
Income attributable to Royal Dutch Shell plc shareholders ($ million)	23,352	12,977	4,575
Weighted average number of A and B shares used as the basis for determining:
Basic earnings per share (million)	8,282.8	8,223.4	7,833.7
Diluted earnings per share (million)	8,348.7	8,299.0	7,891.7